Supplement dated March 2, 2012

To

DAVIS SERIES, INC.

Statutory Prospectus

dated May 1, 2011

As of March 2, 2012 Charles Cavanaugh resigned from Davis Selected Advisers, L.P. Accordingly, Mr. Cavanaugh no longer serves as a portfolio manager of Davis Financial Fund. Kenneth Feinberg will continue to serve as Davis Financial Fund’s portfolio manager.

The section of the statutory prospectus entitled “Portfolio Managers” within the Fund Summary for Davis Financial Fund has been amended and restated as below.

Portfolio Manager

	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Kenneth Feinberg	Since May 1997	Vice President Davis Selected Advisers-NY, Inc.

The section of the statutory prospectus entitled “Portfolio Managers” relating to Davis Financial Fund has been amended and restated as below.

Portfolio Managers

Davis Financial Fund

•

Kenneth Feinberg has served as a Portfolio Manager of Davis Financial Fund since May 1997, and also manages other equity funds advised by Davis Advisors. Mr. Feinberg started with Davis Advisors as a research analyst in December 1994.

Supplement dated March 2, 2012

To

DAVIS SERIES, INC.

Statement of Additional Information

dated May 1, 2011

As of March 2, 2012 Charles Cavanaugh resigned from Davis Selected Advisers, L.P. Accordingly, Mr. Cavanaugh no longer serves as a portfolio manager of Davis Financial Fund. Kenneth Feinberg will continue to serve as Davis Financial Fund’s portfolio manager.

The section of the statement of additional information entitled “Portfolio Managers – Davis Financial Fund” has been amended and restated as below.

PORTFOLIO MANAGER

Davis Financial Fund

The Portfolio Manager of Davis Financial Fund is Kenneth Feinberg. He is the person primarily responsible for investing the Fund’s assets on a daily basis.

The section of the statement of additional information entitled “Other Accounts Managed as of December 31, 2010” relating to Davis Financial Fund’s portfolio manager has been amended and restated as follows:

Other Accounts Managed as of December 31, 2010

Portfolio Managers	Number of RICs(2)	Assets(1) in RICs(2)	Number of OPIV(3)	Assets(1) in OPIV(3)	Number of OA(4)	Assets(1) in OA(4)
K. Feinberg	24	$57 Billion	10	$1.4 Billion	93	$7.6 Billion

The section of the statement of additional information entitled “Ownership of Fund Shares” relating to Davis Financial Fund has been amended and restated as follows:

Ownership of Fund Shares

As of December 31, 2010, the Portfolio Managers had invested the following amounts in the Fund.

	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
Davis Financial Fund
K. Feinberg						X